Business Combinations (Tables)	12 Months Ended
Mar. 31, 2013
Amounts of Assets Acquired and Liabilities Assumed

The following table summarizes the amounts of the assets acquired and liabilities assumed at the acquisition date, as well as the fair value at the acquisition date of the noncontrolling interest in Dimension Data.

Millions of yen
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	¥48,623
Notes and accounts receivable, trade	82,566
Current assets (other)	47,905
Property, plant and equipment	30,090
Other intangible assets	108,705
Other assets	18,047

Total assets acquired	335,936

Accounts payable, trade	48,321
Current liabilities (other)	107,733
Long-term liabilities	49,868

Total liabilities assumed	205,922

Total net assets acquired	130,014

Noncontrolling interest in Dimension Data	(20,931)
Goodwill	151,488

Acquisition cost	260,571

Pro Forma Net Income and Earnings Per Share

Operating revenues, Operating income, Net income attributable to NTT and Earnings per share for the fiscal years ended March 31, 2011, on an unaudited pro forma basis as though Dimension Data and its subsidiaries had been consolidated as of April 1, 2009, were as follows:

Millions of yen
2011
Operating revenues	¥10,670,714
Operating income	1,225,016
Net income attributable to NTT	514,881
Earnings per share (Yen)	389.13